Change in Accounting Principle (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other assets	$ 10,543	$ 1,667
Long-term debt	488,250	541,381
Previous Accounting Method [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other assets	14,736	7,864
Long-term debt	492,443	547,578
Effect of Change In Accounting Principle [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other assets	(4,193)	(6,197)
Long-term debt	$ (4,193)	$ (6,197)